Selected Statements of Comprehensive Loss Data (Tables)	12 Months Ended
Dec. 31, 2025
Selected Statements of Comprehensive Loss Data [Abstract]
Schedule of Research and Development Expenses	Research and development expenses:
	Year ended December 31,
	2025	2024	2023

Subcontractors and consultants	$894	$102	$52
Patent amortization	300	116	-
Share based payment	365	41	83
Payroll and payroll related	536	275	196
Other	38	-	1

	$2,133	$534	$332

Schedule of General and Administrative Expenses	General and administrative expenses:
	Year ended December 31,
	2025	2024	2023

Payroll and payroll related	$183	$152	$151
Professional services	2,455	571	107
Share based payment	945	10	17
Business email compromise theft loss (*)	464
Others	69	35	28

	$4,116	$768	$303

(*)	In October 2025, the Company determined that it was the victim of criminal theft known to law enforcement authorities as business e-mail compromise theft which involved employee impersonation and fraudulent requests targeting our Company. The fraud resulted in transfers of funds aggregating $464 to other overseas accounts held by third parties, which couldn’t recover to date. As a result, the Company recorded a charge of $464 in the fourth quarter of 2025. The Company is continuing to pursue the recovery of these funds and is cooperating with U.S. federal and numerous overseas law enforcement authorities who are actively pursuing a multi-agency criminal investigation.

Schedule of Financial Expense (Income), Net	Financial expense (income), net:
	Year ended December 31,
	2025	2024	2023

Exchange rate differences	$(139)	$(4)	$11
Fair value revaluation of investment in shares	(404)	8	17
Fair value revaluation of derivative warrant liability	(5,144)	211	(293)
Fair value revaluation of convertible notes	-	25	228)
PIPE expenses	3,139
Bank fees	4	3	2
Interest income	(370)	-	-

	$(2,914)	$243	$(35)